Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,650,000
Total Fee Amount	7,685.27
Total Offset Amount	0
Net Fee	$ 7,685.27
Offset Table N/A	N/A